Other Receivables and Other Payables - Schedule of Prepayments, Deposits & Other Receivables (Details)	Jun. 30, 2026 MYR (RM)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 MYR (RM)
Prepayments, deposits & other receivables
Rental deposit	RM 101,880	$ 24,947	RM 101,680
Utility deposit	15,060	3,688	15,060
Other deposits	27,990	6,854	25,990
Other receivables	536,965	131,487
Deferred offering costs			366,228
Other receivables	RM 681,895	$ 166,976	RM 508,958